Note 4 - Collaborative Arrangements (Tables)	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Nonoperating Income, by Component [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2012	2013	2012	2013
Research and development cost reimbursement	€443	€552	€443	€1,022
Total	€443	€552	€443	€1,022